Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Other Comprehensive Income ("OCI") (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current income tax expense (recovery)	CAD 116	CAD (72)
Deferred income tax expense (recovery)	320	(25)
Total income tax expense (recovery)	CAD 436	CAD (97)